Significant mergers and acquisitions and investments - Acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)
Other acquisitions
Goodwill	¥ 259,679		¥ 268,091	¥ 269,581	$ 35,965
Total purchase price is comprised of:
- cash consideration	2,325		1,254	5,282
Gain (loss) recognized in relation to revaluation of previously held equity interests	0	$ 0	0	(2)
Other acquisitions, summarized
Other acquisitions
Net assets	28		1	852
Identifiable intangible assets	602		285	1,000
Deferred tax liabilities	(199)		(68)	(170)
Subtotal	431		218	1,682
Noncontrolling interests and mezzanine equity	(98)		(38)	(1,884)
Net identifiable (liabilities) assets	333		180	(202)
Goodwill	1,782		583	3,283
Total	2,115		763	3,081
Fair value of previously held equity interests	0		0	(31)
Purchase consideration settled	(2,038)		(481)	(2,671)
Deferred consideration as of year end	77		282	379
Total purchase price is comprised of:
- cash consideration	2,115		763	3,050
- fair value of previously held equity interests	0		0	31
Total	2,115		763	3,081
Gain (loss) recognized in relation to revaluation of previously held equity interests	¥ 0		¥ 0	¥ (2)